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May 3, 2022

The Merger Fund

101 Munson Street

Greenfield, Massachusetts 01301

Telephone: 860-263-4791

Facsimile: 860-241-1028

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	The Merger Fund

File Nos. 002-76969 and 811-03445

Post-Effective Amendment No. 75

To The Commission Staff:

In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) did not differ from those contained in the most recent registration statement for such registrant, filed electronically on April 26, 2022 and effective on April 28, 2022.

Very truly yours,

/s/ Jennifer Fromm
Jennifer Fromm
Vice President,
Chief Legal Officer,
Counsel and Secretary

cc:	Holly van den Toorn

Ralph Summa

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